COMPARATIVE FIGURES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cost of revenue	$ 628,092	$ 497,824	$ 1,958,632	$ 1,708,334
Selling, general and administrative expenses	$ 485,831	295,839	$ 1,464,215	1,298,849
Revision Of Prior Period Reclassification Adjustment [Member]
Cost of revenue		33,834		105,547
Selling, general and administrative expenses		$ 759,829		$ 2,901,636